SEGMENT AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENT AND GEOGRAPHIC INFORMATION

21.	SEGMENT AND GEOGRAPHIC INFORMATION

Segment information

The Group’s chief operating decision maker has been identified as the Chief Executive Officer who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group uses the management approach to determine the operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker for making decisions, allocating resources and assessing the performance. The Group has three operating segments and determined that these three operating segments for the years ended December 31, 2010, 2011 and 2012 are media investment management, advertising agency, and branding and identity services.

The Group’s chief operating decision maker does not assign assets to these segments. Consequently, it is not practical to show assets by reportable segments.

The following table presents selected financial information relating to the Group’s segments:

Year ended December 31, 2012:

	Media Investment Management	Advertising Agency	Branding and Identity Services	Consolidated
Revenues	112,786	46,234	6,478	165,498
Cost of revenues	107,976	4,864	4,303	117,143

Gross profit	4,810	41,370	2,175	48,355
Unallocated operating expenses				(52,260)
Unallocated non-operating income, net				2,901

Loss before income tax expense				(1,004)

Year ended December 31, 2011:

	Media Investment Management	Advertising Agency	Branding and Identity Services	Consolidated

Revenues	238,837	34,285	7,016	280,138
Cost of revenues	187,878	3,737	4,015	195,630

Gross profit	50,959	30,548	3,001	84,508
Unallocated operating expenses				(36,823)
Unallocated non-operating income, net				2,499

Income before income tax expense				50,184

Year ended December 31, 2010:

	Media Investment Management	Advertising Agency	Branding and Identity Services	Consolidated

Revenues	162,623	24,776	5,002	192,401
Cost of revenues	118,224	2,867	2,715	123,806

Gross profit	44,399	21,909	2,287	68,595
Unallocated operating expenses				(27,062)
Unallocated non-operating expenses, net				(1,043)

Income before income tax expense				40,490

Geographical information

The Group operates in the PRC and all of the Group’s long-lived assets are located in the PRC.